CASH FLOW STATEMENTS (Details) - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
The Group
CASH FLOW STATEMENTS (Details) - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet [Line Items]
Cash and balances at central banks	£ 49,888	£ 38,880	£ 40,213
Less: mandatory reserve deposits	(4,392)	(3,177)	(2,541)
Bank balances at central banks other than mandatory reserve deposits	45,496	35,703	37,672
Loans and advances to banks	5,950	4,852	3,692
Less: amounts with a maturity of three months or more	(2,480)	(1,941)	(1,641)
Loans and advances to banks current	3,470	2,911	2,051
Total cash and cash equivalents	48,966	38,614	39,723	£ 60,982
The Bank
CASH FLOW STATEMENTS (Details) - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet [Line Items]
Cash and balances at central banks	45,753	35,741	37,632
Less: mandatory reserve deposits	(954)	(764)	(803)
Bank balances at central banks other than mandatory reserve deposits	44,799	34,977	36,829
Loans and advances to banks	5,656	4,453	3,153
Less: amounts with a maturity of three months or more	(2,387)	(1,648)	(1,328)
Loans and advances to banks current	3,269	2,805	1,825
Total cash and cash equivalents	£ 48,068	£ 37,782	£ 38,654	£ 56,120